Offerings - Offering: 1	Apr. 22, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common shares issuable under the Energy Fuels Inc. 2024 Omnibus Equity Incentive Compensation Plan, as amended on May 24, 2024 and April 21, 2025
Amount Registered | shares	7,500,000
Proposed Maximum Offering Price per Unit	4.225
Maximum Aggregate Offering Price	$ 31,687,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 4,851.36
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional common shares (the "Common Shares") of Energy Fuels Inc. (the "Registrant") that become issuable under the Energy Fuels Inc. 2024 Omnibus Equity Incentive Compensation Plan, as amended on May 24, 2024 and April 21, 2025 (the "Plan") by reason of any stock dividend, stock split, recapitalization or similar transaction effected without the Registrant's receipt of consideration which would increase the number of outstanding shares. Amount of shares represents additional Common Shares of the Registrant reserved for issuance upon exercise or redemption of awards under the Plan. The proposed maximum offering price per share and the registration fee were calculated in accordance with Rule 457(c) and (h) promulgated under the Securities Act, based on the average high and low prices for the Common Shares on April 15, 2025, as reported on the NYSE American.